Fair value measurements - Increases and Decreases of Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis Unrealized and Realized Gain/Losses Included in Revenue (Detail) (JPY ¥)
In Billions, unless otherwise specified
	12 Months Ended								3 Months Ended	12 Months Ended																															12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2013 Equities [Member]		Mar. 31, 2013 Foreign government, agency and municipal securities [Member]		Mar. 31, 2012 Bank and corporate debt securities and loans for trading purposes [Member]	Mar. 31, 2013 Bank and corporate debt securities and loans for trading purposes [Member]		Mar. 31, 2013 Commercial mortgage-backed securities ("CMBS") [Member]	Mar. 31, 2013 Collateralized debt obligations ("CDO") and other [Member]	Mar. 31, 2013 Trading liabilities [Member] Equities [Member]		Mar. 31, 2012 Trading liabilities [Member] Equities [Member]		Mar. 31, 2013 Trading liabilities [Member] Bank and corporate debt securities [Member]		Mar. 31, 2012 Trading liabilities [Member] Bank and corporate debt securities [Member]		Mar. 31, 2013 Total trading liabilities [Member]		Mar. 31, 2012 Total trading liabilities [Member]		Mar. 31, 2013 Short-term borrowings [Member]		Mar. 31, 2012 Short-term borrowings [Member]		Mar. 31, 2013 Payables and deposits [Member]		Mar. 31, 2012 Payables and deposits [Member]		Mar. 31, 2013 Long-term borrowings [Member]		Mar. 31, 2012 Long-term borrowings [Member]		Mar. 31, 2013 Other liabilities [Member]		Mar. 31, 2011 Trading assets and private equity investments [Member]	Mar. 31, 2013 Trading assets and private equity investments [Member] Equities [Member]		Mar. 31, 2012 Trading assets and private equity investments [Member] Equities [Member]		Mar. 31, 2013 Trading assets and private equity investments [Member] Private equity investments [Member]		Mar. 31, 2012 Trading assets and private equity investments [Member] Private equity investments [Member]		Mar. 31, 2013 Trading assets and private equity investments [Member] Japanese agency and municipal securities [Member]		Mar. 31, 2012 Trading assets and private equity investments [Member] Japanese agency and municipal securities [Member]		Mar. 31, 2013 Trading assets and private equity investments [Member] Foreign government, agency and municipal securities [Member]		Mar. 31, 2012 Trading assets and private equity investments [Member] Foreign government, agency and municipal securities [Member]		Mar. 31, 2013 Trading assets and private equity investments [Member] Bank and corporate debt securities and loans for trading purposes [Member]		Mar. 31, 2012 Trading assets and private equity investments [Member] Bank and corporate debt securities and loans for trading purposes [Member]		Mar. 31, 2013 Trading assets and private equity investments [Member] Commercial mortgage-backed securities ("CMBS") [Member]		Mar. 31, 2012 Trading assets and private equity investments [Member] Commercial mortgage-backed securities ("CMBS") [Member]		Mar. 31, 2013 Trading assets and private equity investments [Member] Residential mortgage-backed securities ("RMBS") [Member]		Mar. 31, 2012 Trading assets and private equity investments [Member] Residential mortgage-backed securities ("RMBS") [Member]		Mar. 31, 2013 Trading assets and private equity investments [Member] Real estate-backed securities [Member]		Mar. 31, 2012 Trading assets and private equity investments [Member] Real estate-backed securities [Member]		Mar. 31, 2013 Trading assets and private equity investments [Member] Collateralized debt obligations ("CDO") and other [Member]		Mar. 31, 2012 Trading assets and private equity investments [Member] Collateralized debt obligations ("CDO") and other [Member]		Mar. 31, 2013 Trading assets and private equity investments [Member] Investment trust funds and other [Member]		Mar. 31, 2012 Trading assets and private equity investments [Member] Investment trust funds and other [Member]		Mar. 31, 2013 Trading assets and private equity investments [Member] Total trading assets and private equity investments [Member]		Mar. 31, 2012 Trading assets and private equity investments [Member] Total trading assets and private equity investments [Member]		Mar. 31, 2013 Derivatives, net [Member]		Mar. 31, 2012 Derivatives, net [Member]		Mar. 31, 2013 Equity contracts [Member]		Mar. 31, 2012 Equity contracts [Member]		Mar. 31, 2013 Interest rate contracts [Member]		Mar. 31, 2012 Interest rate contracts [Member]		Mar. 31, 2013 Credit contracts [Member]		Mar. 31, 2012 Credit contracts [Member]		Mar. 31, 2013 Foreign exchange contracts [Member]		Mar. 31, 2012 Foreign exchange contracts [Member]		Mar. 31, 2013 Commodity contracts [Member]		Mar. 31, 2012 Commodity contracts [Member]		Mar. 31, 2013 Subtotal Assets [Member]		Mar. 31, 2012 Subtotal Assets [Member]		Mar. 31, 2013 Loans and receivables [Member]		Mar. 31, 2012 Loans and receivables [Member]		Mar. 31, 2013 Non-trading debt securities [Member]		Mar. 31, 2012 Non-trading debt securities [Member]		Mar. 31, 2013 Other [Member]		Mar. 31, 2012 Other [Member]
Assets [Abstract]
Assets, beginning balance	¥ 640		¥ 707																																					¥ 671	¥ 125		¥ 121		¥ 202		¥ 289		¥ 10				¥ 37		¥ 23		¥ 62		¥ 51		¥ 8		¥ 28		¥ 5		¥ 3		¥ 91		¥ 128		¥ 20		¥ 34		¥ 9		¥ 10		¥ 569		¥ 687		¥ (18)	[1]	¥ (16)	[1]	¥ 14	[1]	¥ 28	[1]	¥ (39)	[1]	¥ 11	[1]	¥ (11)	[1]	¥ (55)	[1]	¥ 18	[1]	¥ 2	[1]	¥ 0	[1]	¥ (2)	[1]	¥ 551		¥ 671		¥ 11		¥ 11		¥ 6		¥ 0		¥ 72	[2]	¥ 25
Total gains (losses) recognized in net revenue, Assets	44	[3]	(7)	[3]																																					2	[3]	(11)	[3]	9	[3]	23	[3]	0	[3]	0	[3]	39	[3]	11	[3]	7	[3]	0	[3]	3	[3]	0	[3]	1	[3]	0	[3]	2	[3]	1	[3]	(1)	[3]	(1)	[3]	2	[3]	(1)	[3]	64	[3]	22	[3]	(41)	[1],[3]	(24)	[1],[3]	(9)	[1],[3]	(13)	[1],[3]	(15)	[1],[3]	(3)	[1],[3]	(16)	[1],[3]	(30)	[1],[3]	(1)	[1],[3]	22	[1],[3]	0	[1],[3]	0	[1],[3]	23	[3]	(2)	[3]	0	[3]	(4)	[3]	0	[3]	0	[3]	21	[3],[4]	(1)	[3]
Total gains (losses) recognized in other comprehensive income, Assets	0		(1)																																																																																																																		0		0		0	[4]	(1)
Purchases/ issues, Assets	1,061	[5]	787	[5]																																					38	[5]	57	[5]	4	[5]	4	[5]	1	[5]	27	[5]	728	[5]	415	[5]	245	[5]	159	[5]	11	[5]	8	[5]	19	[5]	3	[5]	1	[5]	7	[5]	11	[5]	21	[5]	2	[5]	2	[5]	1,060	[5]	703	[5]																									1,060	[5]	703	[5]	0	[5]	10	[5]	0	[5]	8	[5]	1	[4],[5]	66	[5]
Sales/ redemptions, Assets	(1,302)	[5]	(855)	[5]																																					(22)	[5]	(27)	[5]	(137)	[5]	(112)	[5]	(11)	[5]	(18)	[5]	(731)	[5]	(403)	[5]	(286)	[5]	(154)	[5]	(15)	[5]	(33)	[5]	(20)	[5]	(13)	[5]	(26)	[5]	(45)	[5]	(17)	[5]	(24)	[5]	0	[5]	(2)	[5]	(1,265)	[5]	(831)	[5]																									(1,265)	[5]	(831)	[5]	(3)	[5]	5	[5]	(2)	[5]	(2)	[5]	(32)	[4],[5]	(17)	[5]
Settlements, Assets	1		28																																																																																		1	[1]	28	[1]	(11)	[1]	6	[1]	(1)	[1]	(24)	[1]	12	[1]	52	[1]	1	[1]	(6)	[1]	0	[1]	0	[1]	1		28
Foreign exchange movements, Assets	32		(6)																																						5		(1)		9		(2)						0				7		0		1		0		0		0		0		0		1		0		0		0		23		(3)		8	[1]	(3)	[1]	4	[1]	(2)	[1]	(1)	[1]	(4)	[1]	6	[1]	3	[1]	(1)	[1]	0	[1]	0	[1]	0	[1]	31		(6)		1		0		0		0		0	[4]	0
Transfers into Level 3, Assets	154	[6]	119	[6]	6	[6]	62	[6]	9	69	[6]																														6	[6]	8	[6]					0	[6]	1	[6]	62	[6]	4	[6]	69	[6]	44	[6]	4	[6]	6	[6]	2	[6]	13	[6]					3	[6]	8	[6]	0	[6]	0	[6]	146	[6]	84	[6]	8	[1],[6]	35	[1],[6]	(1)	[1],[6]	(4)	[1],[6]	0	[1],[6]	12	[1],[6]	15	[1],[6]	25	[1],[6]	(6)	[1],[6]	0	[1],[6]	0	[1],[6]	2	[1],[6]	154	[6]	119	[6]									0	[4],[6]	0	[6]
Transfers out of Level 3, Assets	(111)	[6]	(132)	[6]	(25)		(44)		(16)	(35)		(6)	(5)																												(25)	[6]	(22)	[6]					0	[6]	0	[6]	(44)	[6]	(13)	[6]	(35)	[6]	(38)	[6]	(6)	[6]	(1)	[6]	(3)	[6]	(1)	[6]					(5)	[6]	(18)	[6]	0	[6]			(118)	[6]	(93)	[6]	15	[1],[6]	(38)	[1],[6]	8	[1],[6]	(1)	[1],[6]	2	[1],[6]	(31)	[1],[6]	19	[1],[6]	(6)	[1],[6]	(14)	[1],[6]	0	[1],[6]	0	[1],[6]	0	[1],[6]	(103)	[6]	(131)	[6]	(6)	[6]	(1)	[6]					(2)	[4],[6]	0	[6]
Assets, ending balance	519		640																																					671	129		125		87		202		0		10		91		37		69		62		6		8		4		5		68		91		12		20		13		9		479		569		(27)	[1]	(18)	[1]	5	[1]	14	[1]	(54)	[1]	(39)	[1]	25	[1]	(11)	[1]	(3)	[1]	18	[1]	0	[1]	0	[1]	452		551		3		11		4		6		60	[2],[4]	72	[2]
Liabilities [Abstract]
Liabilities beginning balance	(12)		146											0				1				1				0		1		0		1		(13)		144
Total gains (losses) recognized in net revenue, Liabilities	(156)	[3]	(50)	[3]										0	[3]			0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	(1)	[3]	0	[3]	(155)	[3]	(50)	[3]	0	[3]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	114	[5]	95	[5]										0	[5]	0	[5]	0	[5]	2	[5]	0	[5]	2	[5]	6	[5]	16	[5]	0	[5]	0	[5]	108	[5]	77	[5]	0	[5]
Sales/ redemptions, Liabilities	(84)	[5]	(200)	[5]										0	[5]	0	[5]	(1)	[5]	(1)	[5]	(1)	[5]	(1)	[5]	(1)	[5]	(15)	[5]	0	[5]	(1)	[5]	(82)	[5]	(183)	[5]	0	[5]
Settlements, Liabilities
Foreign exchange movements, Liabilities	3		(10)											0				0				0						0						3		(10)		0
Transfers into Level 3, liabilities	111	[6]	2	[6]										0	[6]	0	[6]					0	[6]	0	[6]	1	[6]	0	[6]					110	[6]	2	[6]
Transfers out of Level 3, Liabilities	(61)	[6]	(95)	[6]														0	[6]			0	[6]			(2)	[6]	(2)	[6]					(59)	[6]	(93)	[6]	0	[6]
Liabilities ending balance	¥ 227		¥ (12)											¥ 0		¥ 0		¥ 0		¥ 1		¥ 0		¥ 1		¥ 4		¥ 0		¥ 1		¥ 0		¥ 222		¥ (13)		¥ 0

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[2]	Valuation technique(s) and unobservable inputs represent those equity securities reported within Other assets.
[3]	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[4]	Includes the impact of the refined fair value measurement of certain investments in unlisted equity securities.
[5]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[6]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.